Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
7	Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value (net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale). Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated based on normal operating capacity. Costs are assigned to individual items of inventory based on weighted average costs.

Appropriate allowance is made for risks associated with holding and selling inventories due to obsolescence. Inventories are written down further when their net realizable value falls below cost.

	December 31, 2018	December 31, 2017
Finished goods	389,896	298,860
Raw material for construction process	45,397	53,213
Fuels and lubricants	6,224	4,207
Spare parts and accessories	224,005	244,256
Warehouse and others	50,768	62,525

	716,290	663,061